Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Deposits

NOTE 14 – DEPOSITS

Deposits at December 31 are summarized as follows:

(Dollars in thousands)	2014	2013
Non-interest-bearing deposits	$3,195,430	$2,575,939
Negotiable order of withdrawal (NOW)	2,462,841	2,283,491
Money market deposits accounts (MMDA)	4,168,504	3,779,581
Savings deposits	577,513	387,397
Certificates of deposit and other time deposits	2,116,237	1,710,592

	$12,520,525	$10,737,000

Total time deposits summarized by denomination at December 31 are as follows:

(Dollars in thousands)	2014	2013
Time deposits less than $100,000	$1,035,438	$804,250
Time deposits greater than $100,000	1,080,799	906,342

	$2,116,237	$1,710,592

A schedule of maturities of all certificates of deposit as of December 31, 2014 is as follows:

(Dollars in thousands)
Years ending December 31
2015	$1,297,125
2016	493,944
2017	171,884
2018	57,580
2019	49,967
2020 and thereafter	45,737

$2,116,237